Pacer US Small Cap Cash Cows ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Communication Services - 8.2%
Angi, Inc. (a)(b)	174,120	$2,260,078
Array Digital Infrastructure, Inc. (b)	127,157	6,127,696
Cargurus, Inc. (a)	246,879	7,998,880
Cars.com, Inc. (a)	351,577	3,993,915
DoubleVerify Holdings, Inc. (a)	485,254	5,250,448
EverQuote, Inc. - Class A (a)	113,903	2,585,598
Fox Corp. - Class A	999,444	72,739,534
fuboTV, Inc. - Class A (a)(b)	1,784,430	3,979,279
IDT Corp. - Class B	69,169	3,363,688
Iridium Communications, Inc.	615,586	12,262,473
Match Group, Inc.	1,095,391	34,121,430
MediaAlpha, Inc. - Class A (a)	253,466	2,592,957
Nexstar Media Group, Inc. (b)	182,648	38,790,782
Playtika Holding Corp.	534,244	1,933,963
QuinStreet, Inc. (a)	274,508	3,648,211
Sirius XM Holdings, Inc. (b)	1,675,094	34,088,163
TEGNA, Inc.	819,586	15,703,268
TripAdvisor, Inc. (a)	644,958	8,571,492
YELP, Inc. (a)	383,036	10,487,526
Ziff Davis, Inc. (a)(b)	274,057	10,474,459
ZoomInfo Technologies, Inc. (a)(b)	1,323,727	10,656,002
		291,629,842

Consumer Discretionary - 24.8%
Abercrombie & Fitch Co. (a)(b)	128,845	12,579,137
ADT, Inc.	4,555,089	36,440,712
Adtalem Global Education, Inc. (a)	130,710	13,535,021
American Public Education, Inc. (a)	61,343	2,562,911
Aptiv PLC (a)	849,548	64,353,261
Bath & Body Works, Inc.	1,781,995	38,847,491
Best Buy Co., Inc.	778,402	50,673,970
Biglari Holdings, Inc. - Class B (a)	5,922	2,220,928
BorgWarner, Inc.	1,052,601	49,903,813
Brunswick Corp.	299,632	24,036,479
Buckle, Inc. (b)	142,546	6,742,426
Coursera, Inc. (a)	410,895	2,490,024
Crocs, Inc. (a)	299,105	25,100,892
Deckers Outdoor Corp. (a)	365,748	43,648,366
Dillard's, Inc. - Class A	26,765	16,261,343
Ethan Allen Interiors, Inc. (b)	80,562	1,847,287
Etsy, Inc. (a)	442,826	23,452,065
Expedia Group, Inc.	259,173	68,639,377
Frontdoor, Inc. (a)	236,786	13,996,421
GameStop Corp. - Class A (a)(b)	1,005,655	24,015,041
Garrett Motion, Inc.	819,127	14,777,051
Gentex Corp. (b)	743,932	17,117,875
GigaCloud Technology, Inc. - Class A (a)	176,894	7,063,377
G-III Apparel Group Ltd.	338,613	9,938,292
Gold.com, Inc. (b)	175,084	9,078,105
Graham Holdings Co. - Class B	12,000	13,999,560
H&R Block, Inc.	499,440	19,702,908
Hovnanian Enterprises, Inc. - Class A (a)	40,588	4,572,238
Kohl's Corp. (b)	989,340	17,283,770
La-Z-Boy, Inc.	117,755	4,287,460
LCI Industries (b)	95,506	14,009,775
Lear Corp.	242,824	28,432,262
Leggett & Platt, Inc.	911,333	10,635,256
Macy's, Inc. (b)	1,243,550	24,895,871
McGraw Hill, Inc. (a)(b)	220,607	3,253,953
Mobileye Global, Inc. - Class A (a)(b)	1,411,348	12,673,905
Monarch Casino & Resort, Inc.	46,883	4,291,201
Peloton Interactive, Inc. - Class A (a)(b)	2,183,416	12,205,295
Perdoceo Education Corp.	254,885	8,163,967
Polaris, Inc. (b)	358,499	22,886,576
Signet Jewelers Ltd. (b)	253,279	23,370,053
Sonic Automotive, Inc. - Class A (b)	131,688	7,896,013
Strategic Education, Inc.	60,836	5,172,277
Stride, Inc. (a)	181,742	15,375,373
Sturm Ruger & Co., Inc.	49,103	1,801,589
Taylor Morrison Home Corp. (a)	359,722	21,925,056
Tri Pointe Homes, Inc. (a)	303,772	10,130,796
Udemy, Inc. (a)	441,954	2,125,799
Visteon Corp.	132,940	12,078,928
		880,491,546

Consumer Staples - 6.5%
Andersons, Inc.	163,638	10,143,920
Boston Beer Co., Inc. - Class A (a)	39,439	8,424,959
Cal-Maine Foods, Inc. (b)	405,734	33,890,961
Conagra Brands, Inc.	2,427,414	44,931,433
Flowers Foods, Inc. (b)	1,094,763	12,513,141
Fresh Del Monte Produce, Inc.	174,685	6,928,007
Ingredion, Inc.	182,449	21,547,227
Maplebear, Inc. (a)	734,789	27,304,759
MGP Ingredients, Inc.	90,389	2,251,590
Molson Coors Beverage Co. - Class B	867,583	41,678,687
Seneca Foods Corp. - Class A (a)	43,804	5,227,131
Simply Good Foods Co. (a)	311,933	5,854,983
Smithfield Foods, Inc.	209,576	5,008,866
Spectrum Brands Holdings, Inc.	101,815	6,486,634
		232,192,298

Energy - 14.1%
APA Corp. (b)	2,740,678	72,381,306
California Resources Corp.	423,503	22,657,410
Chord Energy Corp.	332,554	33,335,213
CNX Resources Corp. (a)	560,521	21,748,215
Crescent Energy Co. - Class A (b)	1,641,118	16,033,723
Devon Energy Corp.	1,894,067	76,160,434
Expro Group Holdings NV (a)	343,267	5,495,705
Innovex International, Inc. (a)(b)	236,852	5,885,772
Magnolia Oil & Gas Corp. - Class A	560,785	14,305,625
NOV, Inc.	2,024,750	37,154,163
Ovintiv, Inc.	1,380,326	60,002,771
PrimeEnergy Resources Corp. (a)	4,324	791,681
Scorpio Tankers, Inc.	242,145	15,405,265
SM Energy Co.	1,067,742	20,788,943
TechnipFMC PLC	1,256,495	70,011,901
Teekay Tankers Ltd.	70,508	4,549,176
Tidewater, Inc. (a)(b)	198,204	12,385,768
World Kinect Corp.	387,779	10,435,133
		499,528,204

Health Care - 11.8%
Alkermes PLC (a)	646,608	21,913,545
AMN Healthcare Services, Inc. (a)	340,542	7,253,545
Amphastar Pharmaceuticals, Inc. (a)	165,942	4,395,804
ANI Pharmaceuticals, Inc. (a)	73,509	6,016,712
Biogen, Inc. (a)	408,205	73,431,997
BioMarin Pharmaceutical, Inc. (a)	586,169	33,141,995
Catalyst Pharmaceuticals, Inc. (a)	375,154	9,116,242
Collegium Pharmaceutical, Inc. (a)	224,761	10,321,025
CONMED Corp.	137,816	5,290,756
CorMedix, Inc. (a)(b)	244,692	1,898,810
Dynavax Technologies Corp. (a)	281,694	4,362,032
Exelixis, Inc. (a)	721,787	29,853,110
GoodRx Holdings, Inc. - Class A (a)	779,542	1,769,560
Halozyme Therapeutics, Inc. (a)	363,603	26,073,971
Harmony Biosciences Holdings, Inc. (a)(b)	276,851	10,110,599
Incyte Corp. (a)	463,993	46,431,780
Innoviva, Inc. (a)	359,882	7,197,640
Jazz Pharmaceuticals PLC (a)(b)	288,977	47,533,827
Lantheus Holdings, Inc. (a)	232,024	15,527,046
National HealthCare Corp.	48,513	6,942,695
Nutex Health, Inc. (a)(b)	32,109	4,777,498
Pacira BioSciences, Inc. (a)(b)	178,469	3,665,753
Pediatrix Medical Group, Inc. (a)	459,017	9,813,783
Progyny, Inc. (a)	273,672	6,532,551
PTC Therapeutics, Inc. (a)	221,559	16,734,351
Rigel Pharmaceuticals, Inc. (a)	63,144	2,201,200
Tactile Systems Technology, Inc. (a)	53,508	1,544,241
Theravance Biopharma, Inc. (a)	326,686	6,187,433
		420,039,501

Industrials - 12.1%
AGCO Corp.	257,727	29,228,819
Alamo Group, Inc. (b)	31,966	6,243,279
Alight, Inc. - Class A	4,182,031	6,398,507
Argan, Inc.	33,427	11,602,846
Atkore, Inc. (b)	168,539	11,705,034
AZZ, Inc.	142,637	17,728,353
Blue Bird Corp. (a)(b)	115,051	5,788,216
DNOW, Inc. (a)	467,623	7,103,193
Genpact Ltd. (b)	504,710	22,257,711
Gibraltar Industries, Inc. (a)	80,357	4,119,100
Healthcare Services Group, Inc. (a)(b)	308,021	5,796,955
Janus International Group, Inc. (a)	777,176	5,331,427
Kforce, Inc.	64,662	2,284,508
Korn/Ferry International	147,363	10,237,308
Legalzoom.com, Inc. (a)	581,335	5,168,068
Lindsay Corp. (b)	27,959	3,502,424
Lyft, Inc. - Class A (a)(b)	1,905,971	32,153,731
Oshkosh Corp.	212,254	30,526,370
Owens Corning (b)	360,789	43,236,954
Robert Half, Inc. (b)	323,080	11,181,799
Rush Enterprises, Inc. - Class A (b)	464,816	29,836,539
Sun Country Airlines Holdings, Inc. (a)	118,479	2,078,122
TriNet Group, Inc.	266,027	16,291,494
Tutor Perini Corp.	391,235	30,864,529
United Airlines Holdings, Inc. (a)	665,118	68,054,874
V2X, Inc. (a)	127,727	8,791,449
		427,511,609

Information Technology - 14.5%
Adeia, Inc.	535,451	9,686,309
Amdocs Ltd.	305,304	25,016,610
ASGN, Inc. (a)	222,655	11,598,099
Cerence, Inc. (a)	153,742	1,741,897
Cirrus Logic, Inc. (a)	163,769	21,345,651
Daktronics, Inc. (a)	124,213	2,875,531
Diebold Nixdorf, Inc. (a)	128,147	8,843,424
Diodes, Inc. (a)	139,535	8,259,077
Docusign, Inc. (a)	525,711	27,620,856
Dolby Laboratories, Inc. - Class A	239,258	15,357,971
Dropbox, Inc. - Class A (a)(b)	1,223,653	31,178,678
DXC Technology Co. (a)	1,580,483	22,806,370
Five9, Inc. (a)(b)	227,515	4,017,915
GoDaddy, Inc. - Class A (a)	465,440	46,786,029
Harmonic, Inc. (a)(b)	490,442	4,767,096
Insight Enterprises, Inc. (a)(b)	151,011	12,687,944
InterDigital, Inc. (b)	62,561	20,422,413
Itron, Inc. (a)	132,617	13,139,692
LiveRamp Holdings, Inc. (a)	186,933	4,551,818
NetApp, Inc.	547,255	52,728,019
NetScout Systems, Inc. (a)	351,901	9,786,367
PagerDuty, Inc. (a)	315,928	3,348,837
Penguin Solutions, Inc. (a)(b)	188,236	3,616,013
Rapid7, Inc. (a)	358,092	4,268,457
RingCentral, Inc. - Class A (a)(b)	614,675	15,907,789
ScanSource, Inc. (a)	74,313	3,194,716
Skyworks Solutions, Inc. (b)	606,751	33,832,436
Sprinklr, Inc. - Class A (a)	598,671	3,819,521
Tenable Holdings, Inc. (a)	353,933	7,807,762
Teradata Corp. (a)	340,381	9,707,666
Zoom Communications, Inc. - Class A (a)	793,859	73,114,414
		513,835,377

Materials - 5.8%
Cabot Corp.	214,798	15,506,268
CF Industries Holdings, Inc.	816,495	76,121,829
Compass Minerals International, Inc. (a)	278,689	6,961,651
Crown Holdings, Inc. (b)	519,564	54,387,960
Ingevity Corp. (a)	153,756	10,115,607
NewMarket Corp.	27,279	18,298,480
Solstice Advanced Materials, Inc. (a)	409,365	25,286,476
		206,678,271

Real Estate - 0.1%
eXp World Holdings, Inc. (b)	385,263	3,482,778
TOTAL COMMON STOCKS (Cost $3,282,011,950)		3,475,389,426

REAL ESTATE INVESTMENT TRUSTS - 2.0%	Shares	Value
Real Estate - 2.0%
Apple Hospitality REIT, Inc. (b)	935,109	10,884,669
Easterly Government Properties, Inc. (b)	382,438	8,945,225
Innovative Industrial Properties, Inc. (b)	111,776	5,401,016
Vornado Realty Trust	1,433,010	45,684,359
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $86,625,646)		70,915,269

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.2%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (c)	362,925,321	362,925,321
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $362,925,321)		362,925,321

TOTAL INVESTMENTS - 110.1% (Cost $3,731,562,917)		3,909,230,016
Liabilities in Excess of Other Assets - (10.1)%		(358,909,824)
TOTAL NET ASSETS - 100.0%		$3,550,320,192

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $356,603,591.
(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer US Small Cap Cash Cows ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,475,389,426	$–	$–	$3,475,389,426
Real Estate Investment Trusts	70,915,269	–	–	70,915,269
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	362,925,321
Total Investments	$3,546,304,695	$–	$–	$3,909,230,016

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $362,925,321 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.